Share Capital - Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Detailed Information About Share Capital [Abstract]
Number of warrants outstanding at beginning of period | shares	3,793,184	3,793,184	12,748,898
Weighted average exercise price of warrants outstanding at beginning of period | $ / shares	$ 1.70	$ 1.70	$ 1.50
Number of warrants expired | shares	(3,793,184)	0	(10,027,294)
Weighted average exercise price of warrants expired | $ / shares	$ 1.70	$ 0	$ 0.83
Number of warrants issued | shares	1,824,555		1,071,580
Weighted average exercise price of warrants issued | $ / shares	$ 0.36		$ 0.95
Number of warrants outstanding at end of period | shares	1,824,555	3,793,184	3,793,184
Weighted average exercise price of warrants outstanding at end of period | $ / shares	$ 0.36	$ 1.70	$ 1.70